INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The components of loss before equity loss from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

The Netherlands	$(6,899)	$(968)	$(597)
Subsidiaries outside of the Netherlands	(877)	(4,242)	(4,640)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(7,776)	$(5,210)	$(5,237)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

Current:
The Netherlands	$-	$-	$(97)
Subsidiaries outside of the Netherlands, net of
$499 and $(234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	(256)	293	(758)
	(256)	293	(855)
Deferred:
Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	$(244)	$275	$(704)

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating loss carryforwards	$19,572	$17,177
Capital loss carryforwards	149	-
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	$145	$133

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2012, the Company has net operating loss carry forwards of $27,012 in the Netherlands, which will expire in 2013 through 2021. As of December 31, 2012, the Company has net operating loss carry forwards of $31,084 in the United States, which will expire in 2025 through 2032 and $4,028 in Israel which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2012, the Company has capital loss carry forwards of $596 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2012, the Company has $588 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2012 the valuation allowance increased by $1,811. During the year ended December 31 2011, the valuation allowance decreased by $3,372.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2012	2011	2010

Effective income tax benefit from continuing
operations at statutory rate	$1,944	$1,348	$1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses	-	499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing
operations	$(244)	$275	$(704)

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690, including interest and penalties of $4,804, as of December 31, 2010 to reflect the adjustments that it considered to be more likely than not to be upheld upon the ultimate resolution of this matter. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. The Company paid $40 to the IRS as part of filing the Offer in Compromise Form. The Company has not yet received a response from the IRS.

The total amount of unrecognized tax benefits, including interest and penalties, is $3,458 and $3,329 as of December 31, 2012 and 2011, respectively, of which $1,937 and $1,858, respectively, is included in current liabilities from discontinued operations and $1,521 and $1,471, respectively, is included in income taxes payable in the accompanying consolidated balance sheets. Also included in income taxes payable on the accompanying consolidated balance sheets is $193 and $89 of income taxes payable related to current operations as of December 31, 2012 and 2011, respectively.

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2012	2011

Balance at January 1	$2,452	$5,886
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(40)	(3,434)
Balance at December 31	$2,412	$2,452

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2012	2011

Balance at January 1	$877	$1,598
Additions charged to expense	124	-
Reductions charged to expense	-	(721)
Balance at December 31	$1,001	$877

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2012	2011

Balance at January 1	$-	$1,037
Additions charged to expense	45	-
Reductions charged to expense	-	1,037
Balance at December 31	$45	$-

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2010 to 2012 are subject to examination in the Netherlands. Income tax returns for the tax years 2005 to 2012 are subject to examination in foreign jurisdictions.